Trade receivables (Tables)	12 Months Ended
Mar. 31, 2014
Receivables [Abstract]
Summary of Trade Receivables

	March 31, 2014	March 31, 2013
Trade receivables	$89,991	$68,606
Allowance for doubtful receivables	(3,182)	(3,500)

	$86,809	$65,106

Allowance for Doubtful Receivables

The following table summarizes the activity in the allowance for doubtful receivables.

	Year ended March 31,
	2014	2013	2012
Balance at beginning of year	$3,500	$3,104	$3,603
Charge to bad debts expense	516	3,377	1,579
Write-off of receivables	(542)	(2,909)	(2,000)
Currency translation adjustment	(292)	(72)	(78)

Balance at end of year	$3,182	$3,500	$3,104